Note 20 - Lease Liabilities (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Equipment Financing [member]
Statement Line Items [Line Items]
Proceeds from equipment financing obligations		$ 7.9
Borrowings, adjustment to interest rate basis		4.60%
Property, plant and equipment, pledged as security	$ 1.9		$ 3.3
Bottom of range [member]
Statement Line Items [Line Items]
Finance leases term (Month)	2 years
Operating leases remaning lease term (Year)	1 year
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	12.40%
Bottom of range [member] | Equipment Financing [member]
Statement Line Items [Line Items]
Quarterly lease terms		12
Top of range [member]
Statement Line Items [Line Items]
Finance leases term (Month)	4 years
Operating leases remaning lease term (Year)	10 years
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.80%
Top of range [member] | Equipment Financing [member]
Statement Line Items [Line Items]
Quarterly lease terms		16